LEASES - Future minimum payments (Details) $ in Thousands	Jan. 31, 2020 USD ($)
Operating lease
2021	$ 372
2022	382
2023	392
2024	334
Total future minimum lease payments	1,480
Less: present value discount	(459)
Present value of operating lease liabilities	$ 1,021